Consolidated Shareholders' Equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Detail) - Total stock option plans [Member]	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total, Beginning Balance	€ 713,000,000	€ 953,000,000	€ 1,565,000,000
Total, Options granted	33,000,000	31,000,000	39,000,000
Total, Options exercised	(224,000,000)	(220,000,000)	(573,000,000)
Total, Options cancelled	(9,000,000)	(11,000,000)	(11,000,000)
Total, Options forfeited	(39,000,000)	(40,000,000)	(67,000,000)
Total, Ending Balance	474,000,000	713,000,000	953,000,000	€ 1,565,000,000
Total, Options exercisable	308,000,000	527,000,000	750,000,000	1,351,000,000
Weighted average exercise price per share, Beginning Balance	59.03	60.03	61.14
Weighted average exercise price per share, Options granted	88.97	75.90	89.38
Weighted average exercise price per share, Options exercised	58.92	63.83	63.50
Weighted average exercise price per share, Options cancelled	69.06	68.09	60.04
Weighted average exercise price per share, Options forfeited	62.33	67.00	70.38
Weighted average exercise price per share, Ending Balance	60.08	59.03	60.03	61.14
Weighted average exercise price per share, Options exercisable	€ 52.93	€ 54.67	€ 57.56	€ 60.79
Number of options, Beginning Balance | shares	12,065,802	15,867,615	25,602,256
Number of options, Options granted	378,040	402,750	435,000
Number of options, Options exercised	(3,796,788)	(3,441,429)	(9,033,607)
Number of options, Options cancelled	(130,312)	(161,863)	(179,634)
Number of options, Options forfeited	(627,722)	(601,271)	(956,400)
Number of options, Ending Balance | shares	7,889,020	12,065,802	15,867,615	25,602,256
Number of options, Options exercisable	5,812,165	9,646,903	13,028,045	22,225,731